Shareholders' Equity - Schedule of Treasury Shares (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Shareholders Equity[Abstract]
Beginning balance	$ 49.1
Used for stock options plan	(12.3)
Repurchase of shares in the period	15.0
Ending balance	$ 51.8
Quantity, Beginning balance | shares	5,906,120
Quantity, Used for stock options plan | shares	(1,482,415)
Repurchase of shares in the period | shares	3,000,000
Quantity, Ending balance | shares	7,423,705
Share value, Beginning balance | $ / shares	$ 8.31
Share value, Used for stock options plan | $ / shares	8.30
Share value, Repurchase of shares in the period | $ / shares	5.00
Share value, Ending balance | $ / shares	$ 6.98
Net income of uses, Used for stock options plan	$ 6.4
Net income of uses, Repurchase of shares in the period	0.0
Net income of uses, Ending balance	$ 6.4